Initial Public Offering - Additional Information (Detail) - $ / shares			3 Months Ended	5 Months Ended
	Oct. 20, 2020	Sep. 29, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering Details [Line Items]
Sale of stock price per unit	$ 10.00		$ 11.50	$ 11.50
Public warrant description			Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 8).	Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 9).
Initial Public Offering [Member]
Initial Public Offering Details [Line Items]
Sale of units (in Shares)		30,000,000	30,000,000	30,000,000
Sale of stock price per unit		$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Sale of units (in Shares)	2,000,000
Sale of stock price per unit	$ 10.00